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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/17

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (a) (b) - 2.3% of Net Assets
	Biotechnology — 0.7%
2,692,309	BioClin Therapeutics, Inc. Series A (Restricted) (c)	$1,750,001
1,039,811	BioClin Therapeutics, Inc. Series B (Restricted) (c)	777,779
3,696,765	EBI Life Sciences, Inc. Series A (Restricted) (c)	18,854
2,266,666	GenomeDx Biosciences, Inc. Series C (Restricted)	3,399,999
210,000	Trillium Therapeutics, Inc. Series II (g)	831,600
		6,778,233
	Health Care Equipment & Supplies (Restricted)— 1.1%
3,364,723	AlterG, Inc. Series C	1,244,948
114,158	CardioKinetix, Inc. Series C	0
205,167	CardioKinetix, Inc. Series D	0
632,211	CardioKinetix, Inc. Series E	0
692,715	CardioKinetix, Inc. Series F	0
N/A(d)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A(d)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
12,695	CardioKinetix, Inc. warrants (expiration 8/15/24)	0
951,000	IlluminOss Medical, Inc. Series AA	951,000
895,848	IlluminOss Medical, Inc. Junior Preferred	895,848
71,324	IlluminOss Medical, Inc. warrants (expiration 3/31/27)	0
4,720,000	Tibion Corporation Series B	0
N/A(d)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A(d)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143	Veniti, Inc. Series A (c)	4,503,172
1,881,048	Veniti, Inc. Series B (c)	2,352,815
1,031,378	Veniti, Inc. Series C (c)	1,526,027
		11,473,810
	Life Sciences Tools & Services (Restricted) — 0.5%
3,669,024	Labcyte, Inc. Series C	4,622,970
160,767	Labcyte, Inc. Series D	221,858
122,220	Labcyte, Inc. Series E	196,774
		5,041,602
	Pharmaceuticals (Restricted) — 0.0%
4,118,954	Euthymics Biosciences, Inc. Series A (c)	4,119
		4,119
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $34,234,085)	23,297,764

PRINCIPAL AMOUNT

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 0.0% of Net Assets

	Convertible Notes (Restricted)(a) — 0.0%

	Health Care Equipment & Supplies — 0.0%
$74,456	CardioKinetix, Inc. Promissory Note, 5.00%, due 7/31/17 (b)	590

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	Health Care Equipment & Supplies — continued
$285,294	IlluminOss Medical, Inc. Promissory Note, 8.00%, due 3/31/18	$285,294
		285,884
	Pharmaceuticals — 0.0%
38,745	Euthymics Biosciences, Inc. Promissory Note, 8.00%, due 5/31/18 (b) (c)	19,372
		19,372
	TOTAL CONVERTIBLE NOTES	305,256

	Non-Convertible Notes (Restricted)(a) (b) — 0.0%

	Health Care Equipment & Supplies — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18 (b)	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 6.00%, due 04/17/18 (b)	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $782,467)	305,256

SHARES

	COMMON STOCKS AND WARRANTS - 90.8% of Net Assets

	Biotechnology — 62.9%
348,916	Alexion Pharmaceuticals, Inc. (b)	42,452,610
80,940	Alnylam Pharmaceuticals, Inc. (b)	6,455,774
358,742	Amgen Inc.	61,786,135
305,244	Biogen Inc. (b)	82,831,012
341,175	BioMarin Pharmaceutical Inc. (b)	30,985,513
669,410	Celgene Corporation (b)	86,936,277
105,200	Clovis Oncology, Inc. (b)	9,849,876
90,000	Coherus BioSciences, Inc (b)	1,291,500
371,065	CytomX Therapeutics, Inc. (b)	5,751,507
272,201	Dermira, Inc. (b)	7,931,937
733	Eiger BioPharmaceuticals, Inc. warrants (expiration 10/10/18) (a) (b)	0
200,000	Epizyme, Inc. (b)	3,020,000
386,048	Exelixis, Inc. (b)	9,508,362
997,392	Gilead Sciences, Inc.	70,595,406
359,901	Incyte Corporation (b)	45,315,135
174,191	Innoviva, Inc. (b)	2,229,645
336,567	Merus B.V. (b)	5,334,587
280,000	Myovant Sciences Ltd. (b)	3,276,000
208,876	Natera, Inc. (b)	2,268,393
261,836	Neurocrine Biosciences, Inc. (b)	12,044,456
113,776	Ovid Therapeutics Inc. (b)	1,193,510
261,301	Ovid Therapeutics Inc. (Restricted) (a) (b)	2,466,946

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
1,907,141	Pieris Pharmaceuticals, Inc. (b)	$9,650,133
54,790	Pieris Pharmaceuticals, Inc., Series A warrants (expiration 6/8/21) (a) (b)	132,592
27,394	Pieris Pharmaceuticals, Inc., Series B warrants (expiration 6/8/21) (a) (b)	74,786
275,873	Ra Pharmaceuticals, Inc. (b)	5,169,860
133,034	Regeneron Pharmaceuticals, Inc. (b)	65,338,319
63,000	Sage Therapeutics, Inc. (b)	5,017,320
91,450	Sarepta Therapeutics, Inc. (b)	3,082,779
156,590	Seattle Genetics, Inc. (b)	8,101,967
350,000	Trillium Therapeutics Inc. (a) (b) (g)	1,386,000
88,946	Ultragenyx Pharmaceutical Inc. (b)	5,524,436
396,479	Vertex Pharmaceuticals Incorporated (b)	51,094,249
		648,097,022
	Health Care Equipment & Supplies — 2.9%
131,200	Abbott Laboratories	6,377,632
1,155,000	Alliqua BioMedical, Inc. (b)	427,350
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	360,664
84,500	DexCom, Inc. (b)	6,181,175
77,194	IDEXX Laboratories, Inc. (b)	12,460,655
52,990	Nevro Corp. (b)	3,944,046
10,735	TherOx, Inc. (Restricted) (a) (b)	215
		29,751,737
	Health Care Providers & Services — 4.5%
120,880	AmerisourceBergen Corporation	11,426,786
70,300	Cardinal Health, Inc.	5,477,776
120,000	Centene Corporation (b)	9,585,600
66,650	Charles River Laboratories International, Inc. (b)	6,741,647
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (f)	484,444
34,977	UnitedHealth Group Inc.	6,485,435
48,076	Universal Health Services, Inc.	5,869,118
		46,070,806
	Life Sciences Tools & Services — 4.7%
173,302	Illumina, Inc. (b)	30,071,363
102,000	PRA Health Sciences, Inc. (b)	7,651,020
60,645	Thermo Fisher Scientific Inc.	10,580,733
		48,303,116
	Pharmaceuticals — 15.8%
3,643	Acceleron Pharma Inc. (b)	110,711
91,893	Akorn, Inc. (b)	3,082,091
59,277	Allergan plc	14,409,646
542,153	Auris Medical Holding AG (b)	387,640
637,200	Endo International plc (b)	7,117,524
111,684	Flex Pharma, Inc. (b)	429,983
289,660	Foamix Pharmaceuticals Ltd. (b)	1,344,022

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Pharmaceuticals — continued
88,386	Impax Laboratories, Inc. (b)	$1,423,015
200,099	Jazz Pharmaceuticals plc (b)	31,115,394
230,500	Merck & Co., Inc.	14,772,745
941,720	Mylan N.V. (b)	36,557,570
325,700	Paratek Pharmaceuticals, Inc. (b)	7,849,370
149,585	Shire plc (e)	24,721,913
671,958	Tetraphase Pharmaceuticals, Inc. (b)	4,791,061
430,658	Teva Pharmaceutical Industries Ltd. (e)	14,306,459
		162,419,144
	TOTAL COMMON STOCKS AND WARRANTS (Cost $643,163,205)	934,641,825

	Exchange Traded Funds - 2.5% of Net Assets
57,670	iShares Nasdaq Biotechnology ETF	17,882,314
105,000	SPDR S&P Biotech ETF	8,103,900
	TOTAL EXCHANGE TRADED FUNDS (Cost $18,663,311)	25,986,214

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 3.7% of Net Assets

$37,456,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $37,456,000, 0.12%, dated 06/30/17, due 07/03/17 (collateralized by U.S. Treasury Notes 2.125%, due 05/15/25, market value $38,207,305)	37,456,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,456,000)	37,456,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 99.3% (Cost $734,299,068)	1,021,687,059

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 0.7% of Net Assets

	Pharmaceuticals — 0.7%
1	Afferent Milestone Interest	2,606,128
1	Neurovance Milestone Interest	4,899,142
1	TargeGen Milestone Interest	60,979
	TOTAL MILESTONE INTERESTS (Cost $11,734,486)	7,566,249
	TOTAL INVESTMENTS - 100.0% (Cost $746,033,554)	1,029,253,308
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	390,657
	NET ASSETS - 100%	$1,029,643,965

(a)                                 Security fair valued. See Investment Valuation and Fair Value Measurements.

The accompanying notes are an integral part of this Schedule of Investments.

(b)                                 Non-income producing security.

(c)                                  Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $10,952,139).

(d)                                 Number of warrants to be determined at a future date.

(e)                                  American Depository Receipt

(f)                                   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)                                Foreign security.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2017, the cost of securities for Federal income tax purposes was $746,033,611. The net unrealized gain on securities held by the Fund was $283,219,697, including gross unrealized gain of $363,535,480 and gross unrealized loss of $80,315,783.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2017 were as follows:

Issuer	Value on September 30, 2016		Purchases	Sales	Income	Value on June 30, 2017
BioClin Therapeutics, Inc.	$—	*	$1,518,164			$2,527,780
EBI Life Sciences, Inc.	18,854		—			18,854
Euthymics Biosciences, Inc.	4,119		38,745			23,491
Veniti, Inc.	8,885,704		—			8,382,014
	$8,908,677		$1,556,909	$—	$—	$10,952,139

* Not an affilite at September 30, 2016

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2017, there was a transfer between Level 2 and 1, Level 3 and 2 and no other transfers between Levels. The amount of transfers between Level 2 and Level 1 was $3,113,997. The investment was transferred from Level 2 to Level 1 due to a removal of a trading restriction and the value is being supported by quoted prices.  The amount of transfers between Level 3 and Level 2 was $5,273,598. The investment was transferred from Level 3 to Level 2 due to a trading restriction and the value is being supported by significant observable inputs. The Fund accounts for transfers between Levels at the beginning of the period.

The following is a summary of the inputs used as of June 30, 2017 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology		$831,600	$5,946,633	$6,778,233
Health Care Equipment & Supplies			11,473,810	11,473,810
Life Sciences Tools & Services			5,041,602	5,041,602
Pharmaceuticals			4,119	4,119
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies			285,884	285,884
Pharmaceuticals			19,372	19,372
Common Stocks and Warrants
Biotechnology	$644,036,698	3,852,946	207,378	648,097,022
Health Care Equipment & Supplies	29,390,858		360,879	29,751,737
Health Care Providers & Services	45,586,362		484,444	46,070,806
Life Sciences Tools & Services	48,303,116		—	48,303,116
Pharmaceuticals	162,419,144		—	162,419,144
Exchange Traded Funds	25,986,214		—	25,986,214
Short-term Investment	—	37,456,000	—	37,456,000
Milestone Interest
Pharmaceuticals	—	—	7,566,249	7,566,249
Other Assets	—	—	1,225,706	1,225,706
Total	$955,722,392	$42,140,546	$32,616,076	$1,030,479,014

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2016	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2017
Convertible Preferred and Warrants
Biotechnology	$4,428,469	$(1,889)	$1,520,053	—	—	$5,946,633
Health Care Equipment & Supplies	16,436,992	(5,369,157)	406,416	(441)	—	11,473,810
Life Sciences Tools & Services	6,896,989	(192,447)	107,506	(1,770,446)		5,041,602
Pharmaceuticals	3,456,403	8,142,300	12,532	(11,607,116)	—	4,119
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies	—	(40,765)	360,015	(33,366)	—	285,884
Pharmaceuticals	807,734	1,599,258	46,180	(2,433,800)	—	19,372
Common Stocks and Warrants
Biotechnology	5,303,732	176,482	762	—	(5,273,598)	207,378
Health Care Equipment & Supplies	263,608	97,271	—	—	—	360,879
Health Care Providers & Services	190,000	294,444	—	—	—	484,444
Milestone Interests
Pharmaceuticals	2,620,804	26,757	4,918,688	—	—	7,566,249
Other Assets	776,205	—	844,314	(394,813)	—	1,225,706
Total	$41,180,936	$4,732,254	$8,216,466	$(16,239,982)	$(5,273,598)	$32,616,076

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017						$(562,295)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$568,042	Income approach, Black-Scholes	Discount for lack of marketability	20% (20%)

	23,212,929	Probability-weighted expected return model	Discount rate Price to sales multiple	16.60%-58.58% (25.05%) 1.35-12.94 (4.31)

	104,129	Market approach, recent transaction	(a)	N/A

	8,730,976	Probability adjusted value	Probability of events Timing of events	10%-95% (40.16%) 0.20-7.75 (2.53) years
$32,616,076

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 3.3% of the Fund’s net assets at June 30, 2017.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2017. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
Afferent Milestone Interest	7/27/16		$2,621,781	$2,606,128.00		$2,606,128
AlterG, Inc. Series C Cvt. Pfd	4/12/13		2,053,934	0.37		1,244,948
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		1,751,154	0.65		1,750,001
Series B Cvt. Pfd	3/3/17		777,779	0.75		777,779
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,300	0.00		0
Series D Cvt. Pfd	12/10/10		785,862	0.00		0
Series E Cvt. Pfd	9/14/11		1,804,729	0.00		0
Series F Cvt. Pfd	12/04/14		2,367,910	0.00		0
Cvt. Promissory Note	6/20/17		74,456	0.79		590
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 8/15/24)	8/15/14		196	0.00		0
Cercacor Laboratories, Inc. Common	3/31/98		0	2.25		360,664
EBI Life Sciences, Inc. Series A Cvt. Pfd	12/29/11	††	19,566	0.01		18,854
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		3,795,062	0.00	†	4,119
Cvt. Promissory Note	5/22/17		38,768	50.00		19,372
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		3,403,860	1.50		3,399,999
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		956,841	1.00		951,000
Junior Preferred Cvt. Pfd	1/21/16		3,463,505	1.00		895,848
Cvt. Promissory Note	3/28/17		285,430	100.00		285,294
Warrants (expiration 3/31/27)	3/28/17		46	0.00		0
InnovaCare Health, Inc. Common	12/21/12	††	965,291	2.18		484,444
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,927,151	1.26		4,622,970
Series D Cvt. Pfd	12/21/12		102,965	1.38		221,858
Series E Cvt. Pfd	3/27/17		106,240	1.61		196,774
Neurovance, Inc. Milestone Interest	3/20/17		4,913,269	4,899,142.00		4,899,142
Ovid Therapeutics, Inc.
Common	8/7/15		3,501,977	9.44		2,466,946
TargeGen Milestone Interest	7/20/10		4,199,436	60,979.00		60,979
TherOx, Inc.	9/11/00, 7/8/05		3,582,705	0.02		215
Tibion Corporation
Series B Cvt. Pfd	2/23/11		1,302,544	0.00		0
Non-Cvt. Promissory Note	7/12/12		343,216	0.00		0
Non-Cvt. Promissory Note	4/12/13		40,597	0.00		0
Warrants (expiration 07/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		3,276,497	1.20		4,503,172
Series B Cvt. Pfd	5/24/13		1,726,666	1.25		2,352,815
Series C Cvt. Pfd	12/12/14		1,181,924	1.48		1,526,027
			$53,751,011			$33,649,938

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying value per unit is greater than $0.00 but less than $0.01
††	Interest received as part of a corporate action for a previously owned security.

The accompanying notes are an integral part of this Schedule of Investments.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/25/17

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/25/17